Financial instruments (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Derivative Instruments

The following table presents the aggregate notional principal amounts of the Bank’s outstanding forward exchange and other derivative contracts as of March 31, 2012 and March 31, 2013, together with the fair values on each reporting date

	As of March 31, 2012
	Notional		Gross Assets		Gross Liabilities		Net Fair Value
	(In millions)
Interest rate derivatives	Rs.	2,352,335.4	Rs.	11,735.6	Rs.	12,353.8	Rs.	(618.2)
Currency options		220,616.6		3,987.7		3,038.8		948.9
Currency swaps		53,438.4		2,959.3		1,882.0		1,077.3
Forward exchange contracts		5,648,917.1		114,511.7		110,657.7		3,854.0

Total	Rs.	8,275,307.5	Rs.	133,194.3	Rs.	127,932.3	Rs.	5,262.0

	As of March 31, 2013
	Notional		Gross Assets		Gross Liabilities		Net Fair Value		Notional		Net Fair Value
	(In millions)
Interest rate derivatives	Rs.	2,080,500.3	Rs.	5,944.5	Rs.	7,837.2	Rs.	(1,892.7)	US$	38,160.3	US$	(34.7)
Currency options		152,384.2		1,014.1		1,300.0		(285.9)		2,795.0		(5.3)
Currency swaps		59,328.6		2,962.0		1,502.5		1,459.5		1,088.2		26.8
Forward exchange contracts		4,467,860.7		62,602.4		58,460.0		4,142.4		81,949.0		76.0

Total	Rs.	6,760,073.8	Rs.	72,523.0	Rs.	69,099.7	Rs.	3,423.3	US$	123,992.5	US$	62.8

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes certain information related to derivative amounts recognized in income:

	Non-interest revenue, net – Derivatives for the years ended March 31,
	2012		2013		2013
	(In millions)
Interest rate derivatives	Rs.	(715.9)	Rs.	(2,170.1)	US$	(39.8)
Forward rate agreements		(0.1)		4.4		0.1
Currency options		220.1		(742.8)		(13.6)
Currency swaps		823.3		(105.5)		(1.9)
Forward exchange contracts		2,461.3		3,255.9		59.6

Total gains/(losses)	Rs.	2,788.7	Rs.	241.9	US$	4.4

Schedule of Guarantor Obligations

Details of guarantees and documentary credits outstanding are set out below:

	As of March 31,
	2012		2013		2013
	(In millions)
Nominal values:
Bank guarantees:
Financial guarantees	Rs.	76,921.6	Rs.	99,886.2	US$	1,832.1
Performance guarantees		59,909.3		69,686.1		1,278.2
Documentary credits		209,182.1		220,595.4		4,046.1

Total	Rs.	346,013.0	Rs.	390,167.7	US$	7,156.4
Estimated fair values:
Guarantees	Rs.	(895.9)	Rs.	(1,090.2)	US$	(20.0)
Documentary credits		(171.7)		(232.6)		(4.3)

Total	Rs.	(1,067.6)	Rs.	(1,322.8)	US$	(24.3)